NOTE 16 - SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2013
Subsequent Events [Abstract]
NOTE 16 - SUBSEQUENT EVENTS

NOTE 16 - SUBSEQUENT EVENTS

On January 13, 2014, the Company issued an aggregate of 2,859,067 shares of its common stock to certain consulting personnel for services provided.

On January 14, 2014, the Company converted into 1,660,026 shares of common stock, a portion of a loan originally received by the Company on March 21, 2012.

On January 22, 2014, the Company issued a convertible note. The net proceeds of the Note were used to redeem and retire two 8% convertible notes that were issued to Asher Enterprises, Inc. in the aggregate principal amount of $131,500.

On January 29, 2014, the Company converted into 1,166,667 shares of common stock, a portion of a loan originally received by the Company on March 21, 2012.

On February 10, 2014, the Company converted into 1,237,624 shares of common stock, a portion of a loan originally received by the Company on March 21, 2012.

On February 10, 2014, the Board of Directors of the Company approved an amendment and restatement of the Certificate of Designation to the Company’s Certificate of Incorporation. The Certificate of Designation concerns the rights, preferences, privileges, and restrictions of Series “A” Preferred Stock (the “Preferred Stock”). The amended and restated Certificate of Designation has increased the conversion rights applicable to each share of Preferred Stock from ten million (10,000,000) to twenty million (20,000,000).

On February 10, 2014, in connection with action taken by our board of directors and the holders of a majority in interest of our voting capital stock, we effected a restatement of our Certificate of Incorporation to increase the number of authorized shares of our common stock from 150,000,000 to 300,000,000.

On February 18, 2014, the Company converted into 1,470,588 shares of common stock, a portion of a loan originally received by the Company on March 21, 2012.

On March 3, 2014, the Company issued 1,000,000 shares of its common stock to a consultant for services provided.

On March 4, 2014, the Company converted into 2,083,333 shares of common stock, a portion of a loan originally received by the Company on March 21, 2012.